Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Commitments and Contingencies [Abstract]
Schedule of Contractual Obligations
The following table summarizes the Company's contractual obligations as at December 31, 2019:

Contractual Obligations	Carrying Value	Contractual Cash flows	Less than 1 year	1 – 3 years	3 – 5 years	More than 5 years
Accounts payable and accruals	$4,533	$4,533	$4,533	$-	$-	$-
Lease liability	616	766	107	293	302	64
Promissory note (Note 7)	15,501	16,196	-	16,196	-	-
Firm commitments	-	455	83	284	88	-
Total	$20,650	$21,950	$4,723	$16,773	$390	$64